Investment in associated companies (Restated) - Recorded Equity in Statutory Accounts (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Mar. 10, 2015	Mar. 09, 2015	Dec. 31, 2014	Jan. 02, 2014
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	$ 357.0	$ 322.0			$ 261.0
Non-Controlling interest	1,343.0	1,133.0
Archer
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	15.0	79.0			$ 218.0
Non-Controlling interest	$ 0.0	$ 0.0
Ownership interest (as percent)	39.72%	39.90%			39.90%
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	$ 47.0	$ 24.0			$ 24.0
Non-Controlling interest	$ 0.0	$ 0.0
Ownership interest (as percent)	50.00%	50.00%			50.00%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	$ 77.0	$ 19.0			$ 6.0
Non-Controlling interest	$ 0.0	$ 0.0
Ownership interest (as percent)	50.00%	50.00%			50.00%
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	30.00%	30.00%			30.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	30.00%	30.00%			30.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	30.00%	30.00%			30.00%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Non-Controlling interest	$ 1,343.0	$ 1,133.1
Equity method investment, summarized financial information, equity before noncontrolling interest	$ 1,193.0	964.3
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	18.00%					100.00%
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	$ 218.0	200.0			$ 0.0
Non-Controlling interest	$ 0.0	$ 0.0
Ownership interest (as percent)	50.00%	50.00%	50.00%	100.00%	0.00%